INVESCO STOCK FUNDS, INC.
                          INVESCO BLUE CHIP GROWTH FUND


                  Supplement to Prospectus Dated July 16, 1999


Pursuant to a shareholder vote, INVESCO Blue Chip Growth Fund (the "Fund") was reorganized into a new series of INVESCO Stock Funds, Inc. (the "Company"). The reorganization was completed July 16, 1999. To the extent applicable, the Fund's Prospectus is revised to reflect this reorganization and the July 16, 1999 date of the Fund's Prospectus.

The following specific changes are made to the Fund's printed Prospectus:

The  section  of  the  Fund's   Prospectus   entitled   "Essential   Information
-Organization and Management:  is amended to (1) delete the second paragraph and
(2) substitute the following in its place:

      The Fund's investments are selected by Trent E. May and co-portfolio manager Douglas J. McEldowney.

The section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the Annual Fund Operating Expenses table and (2) substitute the following in its place:

      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fee                                 0.56%
      12b-1 Fees                                     0.25%
      Other Expenses (1)                             0.23%
                                                     -----
      Total Fund Operating Expenses (1)              1.04%
                                                     =====

      (1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown, because the Fund's custodian and transfer agency fees were reduced under expense offset arrangements. However, as a result of a SEC requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended July 31, 1996. See "The Fund And Its Management."

The section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $10,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not deducted from the amount of income available for distributions to shareholders; they are not charged directly to shareholder accounts.)

           1 Year            3 Years           5 Years           10 Years
           ------            -------           -------           --------
           $109              $340              $590              $1,306

The section of the Fund's Prospectus entitled "Financial Highlights" is amended to (1) delete the first paragraph in its entirety and (2) substitute the following paragraph in its place:

      The following information for each of the ten years ended August 31, 1998 has been audited by PricewaterhouseCoopers LLP, as independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Fund's 1998 Annual Report to Shareholders and the unaudited financial statements and accompanying notes in the Fund's Semi-Annual Report to Shareholders for the six-month period ended February 28, 1999, which are incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.

The section in the Fund's Prospectus entitled "Financial Highlights" is amended to insert the following column on the left-hand side:

                                                    Six Months
                                                       Ended
                                                February 28, 1999
                                                -----------------
                                                     Unaudited


       PER SHARE DATA
       Net Asset Value -Beginning of Period                $5.15
                                                  ---------------

       INCOME FORM INVESTMENT OPERATIONS
       Net Investment Income#                               0.00
       Net Gains or (Losses) on Securities
           (Both Realized and Unrealized)                   1.88
                                                  ---------------
       TOTAL FROM INVESTMENT OPERATIONS                     1.88
                                                  ---------------

       LESS DISTRIBUTIONS
       Dividends from Net Investment Income+               0.00
       Distributions from Capital Gains                     0.51
                                                  ---------------
       TOTAL DISTRIBUTIONS                                  0.51
                                                  ---------------

       Net Asset Value - End of Period                     $6.52
                                                  ---------------

      TOTAL RETURN                                         37.22%!

      RATIOS
      Net Assets --- End of Period ($000 Omitted)     $1,166,083
      Ratio of Expenses to Average Net Assets               0.51%!*
      Ratio of Net Investment Income to Average
        Net Assets#                                         0.04%!
      Portfolio Turnover Rate                                 71%!

The  table  of  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is also amended to (1) delete the existing footnotes and (2) substitute the following in their place:

       # Net Investment  Income  aggregated less than $0.01 on a per share basis for the six months ended February 28, 1999.
       ! Based on  operations  for the period shown and  accordingly,  are not representative of a full year.
       * Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by
         Investment Adviser, which is before any expense offset arrangements.
       + Distributions  in  excess  of net  investment  income  for the year end
         August 31, 1995 aggregated less than $0.01 on a per share basis

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Rule 144A Securities" is amended to (1) delete the section in its entirety and
(2) substitute the following in its place:

      ILLIQUID AND RULE 144A SECURITIES.
      The Fund may invest up to 15% of its net assets, measured at the time of purchase, in investments that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon the nature of the market for such investments, they are not readily marketable. Investments in illiquid securities are subject to the risk that the Fund may not be able to sell such securities at the time or price desired. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration of the security.

      The Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") without regard to the foregoing 15% limitation, if a liquid trading market exists. The Company's board of directors has delegated to INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may seek to earn additional income by lending securities on a fully collateralized basis.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Futures And Options" is amended to (1) delete the section in its entirety and
(2) substitute the following in its place:

      OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures
      contracts,   forward  contracts,   swaps,   caps,   floors,   and  collars
      (collectively  "Financial  Instruments").   For  descriptions  and  other
      information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Investment Restrictions" is amended to (1) delete the section in its entirety, and (2) substitute the following section in its place:

      INVESTMENT RESTRICTIONS.
      The  Fund  is  subject  to  a  variety  of  restrictions   regarding  the
      investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to have more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 2, 1993, under the laws of Maryland.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the seventh paragraph and (2) substitute the following paragraph in its place:

      DOUGLAS J. MCELDOWNEY, a Chartered Financial Analyst and Certified Public Accountant, has been co-portfolio manager of the Fund since April 1999. Mr. McEldowney is also co-portfolio manager of INVESCO VIF--Blue Chip Growth Fund. Mr. McEldowney is also a vice president of INVESCO Funds Group, Inc. Mr. McEldowney was previously senior vice president and portfolio manager with Bank of America
      Investment Management, Inc. (1994 to 1999), investment officer and portfolio manager with SunTrust Banks, Inc. (1992 to 1994), vice president of mergers and acquisitions with CNL Group, Inc. (1991 to 1992) and financial consultant with Merrill Lynch & Company, Inc. (1984 to 1990). Mr. McEldowney received a BBA in Finance from the University of Kentucky and an MBA in Finance from the Crummer Graduate School at Rollins College.

The section of the Fund's Prospectus entitled "The Fund and Its Management" is amended to add the following after the second sentence of the ninth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% on the Fund's average net assets from $2 billion; 0.40% on the Fund's average net assets from $4 billion; 0.375% on the Fund's average net assets from $6 billion; and 0.35% on the Fund's average net assets from $8 billion.

The section of the Fund's Prospectus entitled "Fund Services - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO no longer issues certificates. If you are selling shares previously issued in certificate form, you need to include the certificates along with your redemption/exchange request.

The chart in the Fund's  Prospectus  entitled "How To Sell Shares" is amended to
(1) delete the "Please Remember" paragraph of the "In Writing" section and (2) substitute the following in its place:

      INVESCO no longer issues paper certificates for shares. If the shares you are selling are represented by stock certificates, the certificates must be sent to INVESCO before we can process your redemption.

The section of the Fund's Prospectus entitled "Taxes, Dividends and Other Distributions Dividends and Other Distributions" is amended to (1) delete the third sentence of the first paragraph and (2) substitute the following in its place:

      The Fund's policy is to distribute substantially all of this income, less expenses, to shareholders on an annual basis, at the discretion of the Fund's board of directors.


The date of this Supplement is July 16, 1999

                            INVESCO STOCK FUNDS, INC.
                        INVESCO SMALL COMPANY GROWTH FUND


                  Supplement to Prospectus Dated July 16, 1999


Pursuant to a shareholder vote, INVESCO Small Company Growth Fund (the "Fund") was reorganized into a new series of INVESCO Stock Funds, Inc. (the "Company"). The reorganization was completed July 16, 1999. To the extent applicable, the Fund's Prospectus is revised to reflect this reorganization and the July 16, 1999 date of the Fund's Prospectus.

The following specific changes are made to the Fund's printed Prospectus:

The cover page of the Fund's Prospectus is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc., formerly, INVESCO Capital Appreciation Funds, Inc.) (the "Company"), a diversified, managed no-load mutual fund consisting of seven separate portfolios of investments. Additional funds may be offered in the future.

The section in the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the Annual Fund Operating Expenses table and (2) substitute the following in its place:

      ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
      Management Fee                                  0.75%
      12b-1 Fees                                      0.25%
      Other Expenses (1)                              0.59%
                                                      -----
      Total Fund Operating expenses (1)               1.59%
                                                      =====

      (1) It should be noted that the Fund's actual total operating expenses were lower than the figures shown, because the Fund's custodian and transfer agency fees were reduced under expense offset arrangements. However, as a result of an SEC requirement, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note that the Ratios of Expenses to Average Net Assets shown under "Financial Highlights" do reflect reductions for periods prior to the fiscal year ended May 31, 1996. See "The Fund And Its Management."

The section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $10,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not deducted from the amount of income available for distributions to shareholders; they are not charged directly to shareholder accounts.)

            1 Year            3 Years           5 Years           10 Years
            ------            -------           -------           --------
            $162              $502              $866              $1,889

The section of the Fund's Prospectus entitled "Financial  Highlights" is amended
(1) delete the first paragraph in its entirety and (2) substitute the following paragraph in its place:

      The following information for each of the five years ended May 31, 1998 has been audited by PricewaterhouseCoopers LLP, as independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Fund's 1999 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains more information about the Fund's performance.

The section in the Fund's Prospectus entitled "Financial Highlights" is amended to insert the following column on the left-hand side:

                                                   Year-End
                                                     Ended
                                                  May 31, 1999
                                                  ------------
       PER SHARE DATA
       Net Asset Value -Beginning of Period          $11.90
                                                 ---------------
       INCOME FORM INVESTMENT OPERATIONS
       Net Investment Income                           0.00
       Net Gains or (Losses) on Securities
           (Both Realized and Unrealized)              1.35
                                                  ---------------
       TOTAL FROM INVESTMENT OPERATIONS                1.35
                                                  ---------------

       LESS DISTRIBUTIONS
       Dividends from Net Investment Income           0.00
       In Excess of Net Investment Income
       Distributions from Capital Gains                1.17
                                                  ---------------
       Total Distributions                             1.17
                                                  ---------------

       Net Asset Value - End of Period               $12.08
                                                  ---------------

      TOTAL RETURN                                    12.91%*

      RATIOS
      Net Assets--End of Period ($000 Omitted)     $318,109
      Ratio of Expenses to Average Net Assets#         1.51%@#
      Ratio of Net Investment Income to Average
        Net Assets#                                  (0.58)%@
      Portfolio Turnover Rate                           203%*

The  table  in  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is also amended to (1) delete the existing footnotes and (2) substitute the following in their place:

       ^ From December 27, 1991,  commencement of investment operations,  to May
         31, 1992.
       * Based on operations for the period shown and accordingly, are not representative of a full year.
       # Various expenses of the Fund were voluntarily absorbed by INVESO for the years ended May 31, 1997 and 1995. If such expenses had not be voluntarily absorbed, ratio of expenses to average net assets would have been 1.54% and 1.52%, respectively, and ratio of net investment income (loss) to average net assets would have been (0.57%) and 0.38% respectively.
       @ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by
         Investment Adviser, which is before any expense offset arrangements.
       ~ Annualized

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Rule 144A Securities" is amended to (1) delete the section in its entirety and
(2) substitute the following in its place:

      ILLIQUID AND RULE 144A SECURITIES.
      The Fund may invest up to 15% of its net assets, measured at the time of purchase, in investments that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon the nature of the market for such investments, they are not readily marketable. Investments in illiquid securities are subject to the risk that the Fund may not be able to sell such securities at the time or price desired. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration of the security.

      The Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") without regard to the foregoing 15% limitation, if a liquid trading market exists. The Company's board of directors has delegated to INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Delayed Delivery Or When-Issued Securities" is amended to (1) delete the first sentence of the section and (2) substitute the following its place:

      The  Fund  may  purchase  or  sell   securities   on  a   when-issued   or
      delayed-delivery basis - that is, with settlement taking place in the future.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may seek to earn additional income by lending securities on a fully collateralized basis.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Put And Call Options" is amended to (1) delete the section in its entirety and
(2) substitute the following in its place:

      OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures
      contracts,   forward  contracts,   swaps,   caps,   floors,   and  collars
      (collectively  "Financial  Instruments").   For  descriptions  and  other
      information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

The section of the Fund's Prospectus entitled "Investment Policies And Risks - Investment Restrictions" is amended to (1) delete the section in its entirety, and (2) substitute the following section in its place:

      INVESTMENT RESTRICTIONS.
      The  Fund  is  subject  to  a  variety  of  restrictions   regarding  the
      investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to have more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

The section of the Fund's Prospectus entitled "The Fund and Its Management" is amended to add the following after the second sentence of the tenth paragraph:

         In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% on the Fund's average net assets from $2 billion; 0.40% on the Fund's average net assets from $4 billion; 0.375% on the Fund's average net assets from $6 billion; and 0.35% on the Fund's average net assets from $8 billion.

The section of the Fund's Prospectus entitled "Fund Services - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

         INVESCO no longer issues certificates. If you are selling shares previously issued in certificate form, you need to include the certificates along with your redemption/exchange request.

The chart in the Fund's  Prospectus  entitled "How To Sell Shares" is amended to
(1) delete the "Please Remember" paragraph of the "In Writing" section and (2) substitute the following in its place:

         INVESCO no longer issues paper certificates for shares. If the shares you are selling are represented by stock certificates, the certificates must be sent to INVESCO before we can process your redemption.


The date of this Supplement is July 16, 1999

                            INVESCO STOCK FUNDS, INC.
                           INVESCO S&P 500 INDEX FUND


                  Supplement to Prospectus Dated July 16, 1999


Pursuant to a shareholder vote, INVESCO S&P 500 Index Fund (the "Fund") was reorganized into a new series of INVESCO Stock Funds, Inc. (the "Company"). The reorganization was completed July 16, 1999. To the extent applicable, the Fund's Prospectus is revised to reflect this reorganization and the July 16, 1999 date of the Fund's Prospectus.

The following specific changes are made to the Fund's printed Prospectus:

The cover page of the Fund's Prospectus is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc., formerly, INVESCO Capital Appreciation Funds, Inc.) (the "Company"), a diversified, managed no-load mutual fund consisting of seven separate portfolios of investments. Separate prospectus are available upon request from INVESCO Distributors, Inc. for the Company's other funds:
      INVESCO Blue Chip Growth Fund, INVESCO Dynamics Fund, INVESCO Endeavor Fund, INVESCO Growth & Income Fund, INVESCO Small Company Growth Fund and INVESCO Value Equity Fund. Investors may purchase shares of any or all of the funds. Additional funds may be offered in the future.

The section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the third paragraph, the Annual Fund Operating Expenses Table and footnote (2) to the table and (2) substitute the following in its place:

      We calculate annual operating expenses as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO reimburses the Fund for certain expenses in excess of 0.35% (0.30% prior to May 13, 1999) of average net assets relating to Class I shares and 0.60% (0.55% prior to May 13, 1999) of average net assets relating to Class II shares.


                                               Class I           Class II
      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fee                           0.25%~            0.25%~
      12b-1 Fees                               None              0.25%~
      Other Expenses(1)(2)                     0.21%~            0.12%~
      Total Fund Operating Expenses(2)         0.46%~            0.62%~

      (2) Certain Fund expenses will be absorbed by INVESCO in order to ensure that expenses for the Fund will not exceed 0.35% (0.30% prior to May 13, 1999) of average daily net assets relating to Class I shares and 0.60% (0.55% prior to May 13, 1999) of average daily net assets relating to Class II shares. If such expense limits were not in effect, the Fund's "Other Expenses" and "Total Fund Operating Expenses" for the period December 23, 1997 (commencement of operations) through July 31, 1998, would have been 2.26% and 2.51%, respectively, of Class I shares average net assets and 1.21% and 1.71%, respectively, of Class II shares average net assets.

      The remainder of the table and the remainder of the footnotes are not affected by this change.

The section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $10,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period. (Of course, actual operating expenses are paid from the Fund's assets, and are deducted from the amount of income available for distribution to shareholders; they are not charged directly to shareholder accounts.)

                       1 Year          3 Years         5 Years        10 Years
          Class I      $47             $148            $258           $579
          Class II     $63             $199            $346           $774

The section of the Fund's Prospectus entitled "Financial Highlights" is amended to (1) delete the first paragraph in its entirety and (2) substitute the following in its place:

      The following information for the period December 23, 1997 through July 31, 1998 has been audited by PricewaterhouseCoopers LLP, as independent accountants; the information for the six-month period ended January 31, 1999 is unaudited. This information should be read in conjunction with the audited financial statements and the Report of Independent Accounts thereon appearing in the Fund's 1998 Annual Report to Shareholders and the unaudited financial statements and accompanying notes in the Fund's Semi-Annual Report to Shareholders for the six-month period ended January 31, 1999, which are incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains more information about the Fund's Performance.

The  table  in  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is revised to insert the following columns on the left-hand side for the respective Class:
                                            Class I             Class II
                                          Six Months            Six Months
                                             Ended                Ended
                                         January 31, 1999    January 31, 1999
                                         ----------------    ----------------
                                           Unaudited            Unaudited
                                            Class I              Class II
       PER SHARE DATA
       Net Asset Value-
         Beginning of Period                 $12.01               $12.14
                                         ------------------   -------------
       INCOME FORM INVESTMENT OPERATIONS
       Net Investment Income                   0.09                0.07
       Net Gains on Securities
         (Both Realized and Unrealized)        1.80                1.82
                                         ------------------   -------------
       TOTAL FROM INVESTMENT OPERATIONS        1.89                1.89
                                         ------------------   -------------
       LESS DISTRIBUTIONS
       Dividends from  Net
         Investment Income                     0.08                0.06
       Distributions from Capital Gains        0.05                0.05
                                         ------------------   -------------
       TOTAL DISTRIBUTIONS                     0.13                0.11
                                         ------------------   -------------
      Net Asset Value - End of Period        $13.77              $13.92
                                         ------------------  -------------

      TOTAL RETURN (b)                         15.82%(c)           15.65%(c)

      RATIOS
      Net Assets--End of Period
        ($000 Omitted)                         3,651               43,489
      Ratio of Expenses to Average Net
        Assets (c)(d)                          0.16%(c)            0.30%(c)
      Ratio of Net Investment Income
        to Average Net Assets (e)              0.77%(c)            0.61%(c)
      Portfolio Turnover Rate                     2%(c)               2%(c)

The  table  in  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is also revised to (1) delete the existing footnotes and (2) substitute the following in their place:

      (a) From December 23, 1997, commencement of operations, to July 31, 1998
      (b) The  applicable redemption  fees are not  included in the Total
          Return calculation.
      (c) Based on operations for the period shown and accordingly are not representative of a full year.
      (d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any offset arrangement.
      (e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the six months ended January 31, 1999 and for the year ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.75% (not annualized), and 2.51%,(annualized) for Class I, respectively, and 0.56% and 1.71% (annualized) for Class II, respectively. The ratio
          of net investment income(loss)   to  average  net  assets  would have
          been 0.18% (not annualized), and (0.09%) annualized for Class I, respectively, and 0.35% and 0.42% (annualized) for Class II, respectively.
      (f) Annualized
      (g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

The section of the Fund's Prospectus entitled "Investment Policies And Risks Investment Company Securities" is amended to (1) delete the sixth sentence of the section and (2) substitute the following in its place:

      These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company.

The section of the Fund's Prospectus entitled "Investment Policies And Risks Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may seek to earn additional income by lending securities on a fully collateralized basis.

The section of the Fund's Prospectus entitled "Investment Policies And Risks-Futures Contracts and Options" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures
      contracts,   forward  contracts,   swaps,   caps,   floors,   and  collars
      (collectively  "Financial  Instruments").   For  descriptions  and  other
      information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

The section of the Fund's Prospectus entitled "Investment Policies And Risks Investment Restrictions" is amended to (1) delete the section in its entirety and (2) substitute the following section in its place:

      INVESTMENT RESTRICTIONS.
      The Fund is subject to a variety of restrictions regarding their investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to hold more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The Company is a no load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It was incorporated on April 2, 1993, under the laws of Maryland.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the thirteenth paragraph and (2) substitute the following in its place:

      Certain Fund expenses are absorbed by INVESCO in order to ensure that the Fund's total operating expenses did not exceed 0.35% (0.30% prior to May 13, 1999) for Class I shares and 0.60% (0.55% prior to May 13, 1999) for Class II shares. This commitment may be changed at any time following consultation with the board of directors.

The section of the Fund's Prospectus entitled "Fund Services - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO  no  longer  issues  certificates.   If  you  are  selling  shares
      previously   issued  in   certificate   form,  you  need  to  include  the
      certificates along with your redemption/exchange request.

The chart in the Fund's  Prospectus  entitled "How To Sell Shares" is amended to
(1) delete the "Please Remember" paragraph of the "In Writing" section and (2) substitute the following in its place:

      INVESCO no longer issues paper certificates for shares. If the shares you are selling are represented by stock certificates, the certificates must be sent to INVESCO before we can process your redemption.


The date of this Supplement is July 16, 1999.

                            INVESCO STOCK FUNDS, INC.
                            INVESCO VALUE EQUITY FUND


                     Supplement to Prospectus Dated July 16, 1999


Pursuant to a shareholder vote, INVESCO Value Equity Fund (the "Fund") was reorganized into a new series of INVESCO Stock Funds, Inc. (the "Company"). The reorganization was completed July 16, 1999. To the extent applicable, the Fund's Prospectus is revised to reflect this reorganization and the July 16, 1999 date of the Fund's Prospectus. In addition, all references to "Trust" in the Prospectus are hereby changed to "Company" and all references to "trustees" are hereby changed to "directors."

The following specific changes are made to the Fund's printed Prospectus:

The cover page of the Fund's Prospectus is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Fund is a series of INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds Inc., formerly, INVESCO Capital Appreciation Funds, Inc.) (the "Company"), a diversified, managed no-load mutual fund consisting of seven separate portfolios of investments.

The section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the second paragraph, the Annual Fund Operating Expenses table and footnote (2) and (2) substitute the following in their place:

      Annual operating expenses are calculated as a percentage of the Fund's average annual net assets. To keep expenses competitive, INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment adviser, reimburses the Fund for certain expenses in excess of 1.30% (1.25% prior to May 13, 1999)(excluding excess amounts that have been offset by the expense offset arrangements described below) of the Fund's average net assets.

      ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management Fee                                  0.75%
      12b-1 Fees                                      0.25%
      Other Expenses (2)                              0.26%
         Transfer Agency Fee (3)                0.22%
          General Services, Administrative
            Services, Registration,
            Postage (2)(4)                      0.04%
      Total Fund Operating Expenses(1)(2)(5)          1.26%


      (2) Certain Fund expenses are being absorbed by INVESCO to ensure that the Fund's annualized total operating expenses do not exceed 1.25% of the Fund's average net assets. Ratio reflects total expenses before any expense offset arrangements less absorbed expenses by INVESCO. In the absence of such expense limitation, the Fund's "Other Expenses" and "Total Fund Operating Expenses" would have been 0.31% and 1.31%, respectively, based on the Fund's actual expenses for the fiscal year ended August 31, 1998.

      The remainder of the table and the remainder of the footnotes are not affected by this change.

The section of the Fund's Prospectus entitled "Annual Fund Expenses - Example" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      A shareholder would pay the following expenses on a $10,000 investment for the periods shown, assuming a hypothetical 5% annual return and redemption at the end of each time period.

            1 Year          3 Years           5 Years        10 Years
            ------          -------           -------        --------
            $128            $400              $692           $1,523

The section of the Fund's Prospectus entitled "Financial Highlights" is amended to (1) delete the first paragraph in its entirety and (2) substitute the following in its place:

      The following information for each of the five years ended August 31, 1998, the eight-month fiscal period ended August 31, 1993, and each of the four years ended December 31, 1992 has been audited by PricewaterhouseCoopers LLP, as independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accounts thereon appearing in the Fund's 1998 Annual Report to Shareholders and the unaudited financial statements and accompanying notes in the Fund's Semi-Annual Report to Shareholders for the six-month period ended February 28, 1999, which are incorporated by reference into the Statement of Additional Information, both of which are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains more information about the Fund's Performance.

The  table  in  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is revised to insert the following column on the left-hand side:

                                                    Six Months
                                                       Ended
                                                 February 28, 1999
                                                 ----------------
                                                     Unaudited

       PER SHARE DATA
       Net Asset Value -Beginning of Period               $25.68
                                                  ---------------

       INCOME FORM INVESTMENT OPERATIONS
       Net Investment Income                                0.09
       Net Gains on Securities
           (Both Realized and Unrealized)                   5.43
                                                  ---------------
       TOTAL FROM INVESTMENT OPERATIONS                     5.52
                                                  ---------------

       LESS DISTRIBUTIONS
       Dividends from Net Investment Income !               0.09
       In Excess of Net Investment Income                   0.00
       Distributions from Capital Gains                     2.32
                                                  ---------------
       TOTAL DISTRIBUTIONS                                  2.41
                                                  ---------------

       Net Asset Value - End of Period                    $28.79
                                                  ---------------

      TOTAL RETURN                                         21.64%*

      RATIOS
      Net Assets --- End of Period ($000 Omitted)        413,938
      Ratio of Expenses to Average Net Assets #             0.62%*@
      Ratio of Net Investment Income to Average
        Net Assets #                                        0.32%*
      Portfolio Turnover Rate                                 15%*


The  table  in  the  section  of  the  Fund's  Prospectus   entitled  "Financial
Highlights" is also revised to (1) delete the existing footnotes and (2) substitute the following in their place:

      ! Distributions in excess of net investment income for the year ended August 31, 1998, aggregated less than $0.01 on a per share basis.
      ^  From January 1, 1993 to August 31, 1993.
      * Based on operations for the period shown and accordingly are not representative of a full year.
      #  Various expenses of the Fund were  voluntarily  absorbed by INVESCO for the six months ended February 28, 1999 and for the year ended August 31, 1998. If such expenses had not been voluntarily
         absorbed,   ratio  of  expenses  to average   net   assets   would
         have   been   0.68%   (not annualized),  and  1.19%,  respectively,
         and ratio of net investment income to average net assets would have been 0.26% (not annualized), and 0.82%, respectively.
      @ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
      ~  Annualized

The section of the Fund's Prospectus entitled "Investment Objective And Policies" is amended to delete the second and third sentences of the last paragraph.

The section of the Fund's Prospectus entitled "Risk Factors - Forward Foreign Currency Contracts" is amended to delete the section in its entirety.

The section of the Fund's Prospectus entitled "Risks Factors - Illiquid Securities" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      ILLIQUID AND RULE 144A SECURITIES.
      The Fund may invest up to 15% of its net assets, measured at the time of purchase, in investments that are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon the nature of the market for such investments, they are not readily marketable. Investments in illiquid securities are subject to the risk that the Fund may not be able to sell such securities at the time or price desired. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration of the security.

      The Fund may purchase certain securities that are not registered for sale to the general public, but that can be resold to institutional investors ("Rule 144A Securities") without regard to the foregoing 15% limitation, if a liquid trading market exists. The Company's board of directors has delegated to INVESCO the authority to determine the liquidity of Rule 144A Securities pursuant to guidelines approved by the board. In the event that a Rule 144A Security held by the Fund is subsequently determined to be illiquid, the security will be sold as soon as that can be done in an orderly fashion consistent with the best interests of the Fund's shareholders. For more information concerning Rule 144A Securities, see "Investment Policies and Restrictions" in the Statement of Additional Information.

The section of the Prospectus entitled "Risk Factors - Futures and Options" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS.
      The Fund may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts, forward contracts, swaps, caps, floors, and collars
      (collectively  "Financial  Instruments").   For  descriptions  and  other
      information on these Financial Instruments and strategies and their risk considerations, see the Statement of Additional Information ("SAI"). Financial Instruments may be used in an attempt to manage the Fund's foreign currency exposure, if any, as well as other risks of the Fund's investments that can cause fluctuations in its net asset value. The Fund may use Financial Instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchanges rates or other factors. The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

      The Fund's ability to use Financial Instruments any be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these Financial Instruments, and there can be no assurance that any strategy using a Financial Instrument will fully achieve its objective.

      Subject to the further limitations stated in the SAI, generally, the Fund is authorized to use any type of Financial Instrument. However, as a non-fundamental policy, the Fund will only use a particular Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, in the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities.

The section of the Fund's Prospectus entitled "Risk Factors - Securities Lending" is amended to (1) delete the first sentence of the section and (2) substitute the following in its place:

      The Fund may make loans of its portfolio securities under contracts requiring such loans to be callable at any time and to be secured continuously by collateral in cash, cash equivalents, high quality short-term government securities or irrevocable letters of credit maintained on a current basis at an amount at least equal to the market value of the securities loans, including accrued interest and dividends.

The section of the Fund's Prospectus entitled "Risk Factors" is amended to add the following section after the section entitled "Portfolio Turnover":

      INVESTMENT RESTRICTIONS.
      The Fund is subject to a variety of restrictions regarding the investments that are identified in the Statement of Additional Information. Certain of the Fund's investment restrictions are fundamental and may not be altered without the approval of the Fund's shareholders. For example, with respect to 75% of its total assets, the Fund may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if the purchase would cause the Fund to have more than 5% of its total assets invested in the issuer or to have more than 10% of the outstanding voting securities of that issuer. In addition, the Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Other fundamental restrictions prohibit the Fund from lending more that 33 1/3% of its total assets to other parties and from borrowing money in an aggregate amount exceeding 33 1/3% of its total assets.

The section of the Fund's Prospectus entitled "Risk Factors" is amended to add the following paragraph to the end of the section:

      For a further  discussion  of risks  associated  with an investment in the
      Fund,  see  "Investment   Policies  and   Restrictions"   and  "Investment
      Practices" in the Statement of Additional Information.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first paragraph and (2) substitute the following in its place:

      The Company is a no-load mutual fund, registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. The Company was incorporated on April 2, 1993, under the laws of the State of Maryland.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following after the second sentence of the tenth paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.45% on the Fund's average net assets from $2 billion; 0.40% on the Fund's average net assets from $4 billion; 0.375% on the Fund's average net assets from $6 billion; and 0.35% on the Fund's average net assets from $8 billion.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to add the following after the second sentence of the eleventh paragraph:

      In addition, beginning May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion; 0.15% on the Fund's average net assets from $6 billion; and 0.14% on the Fund's average net assets from $8 billion.

The section of the Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the third sentence of the twelfth paragraph and (2) substitute the following in its place:

      For such services, the Fund pays INVESCO a fee consisting of a base fee of $10,000 per year, plus an additional incremental fee computed at an annual rate of 0.015% per year of the average net assets of the Fund prior to May 13, 1999, and 0.045% per year of the average net assets of the Fund effective May 13, 1999.

The date of this Supplement is July 16, 1999.